Share-based payments - Options cancelled valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) Y $ / shares	Dec. 31, 2023 CAD ($) Y $ / shares
Share-based payments
Fair value of stock options at RSU grant date | $	$ 1.77	$ 0.64
Share price	$ 2.78	$ 1.09
Exercise price	$ 2.53	$ 1.58
Risk-free interest rate	3.77%	3.91%
Expected volatility	93.00%	89.00%
Expected life in years | Y	3.25	4.09
Expected dividend yield	0.00%	0.00%